UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	December 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 81.05%

Aerospace/Defense Products & Services - 2.43%
66,270	Honeywell International, Inc.	$ 3,522,913

Agricultural Chemicals - 1.19%
22,550	Mosaic Co.	1,721,918

Biological Products (No Diagnostic Substances) - 1.93%
51,000	Amgen, Inc. *	2,799,900

Computer & Office Equipment - 4.28%
74,900	Hewlett-Pakcard Co.	3,153,290
20,880	International Business Machines Corp.	3,064,349
		6,217,639
Converted Paper & Paperboard Products - 2.44%
56,200	Kimberly-Clark Corp.	3,542,848

Crude Petroleum & Natual Gas - 0.76%
14,000	Devon Energy Corp.	1,099,140

Drilling Oil & Gas Wells - 0.74%
15,400	Transocean Ltd. (Switzerland) *	1,070,454

Electric Services - 3.51%
73,460	American Electric Power Co.	2,643,091
138,000	Teco Enegy, Inc.	2,456,400
		5,099,491
Electronic & Other Electrical Equipment - 1.55%
70,840	Public Service Enterprise Group	2,253,420

Fire, Marine & Casualty Insurance - 4.29%
70,810	Allstate Corp.	2,257,423
71,170	Travelers Companies, Inc.	3,964,881
		6,222,304
Food And Kindred Products - 2.36%
108,672	Kraft Foods, Inc.	3,424,255

Gas & Other Services Combined - 0.83%
22,860	Sempra Energy	1,199,693

Gold & Silver Ores - 1.26%
29,800	Newmont Mining Corp.	1,830,614

Hospital & Medical Service Plans - 2.51%
100,980	UnitedHealth Group, Inc.	3,646,388

Insurance Agents, Brokers & Services -1.91%
60,330	Aon Corp.	2,775,783

Malt Beverages - 1.65%
47,700	Molson Coors Brewing Co.	2,394,063

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.01%
17,100	V.F. Corp.	1,473,678

National Commercial Banks - 2.09%
74,610	U.S. Bancorp	2,012,232
22,100	State Street	1,024,114
		3,036,346
Petroleum Refining - 7.90%
45,460	Chevron Corp.	4,148,225
44,020	Conocophillips	2,997,762
79,100	Marathon Oil Corp.	2,929,073
60,600	Valero Energy Corp.	1,401,072
		11,476,132
Pharmaceutical Preparations - 9.71%
139,700	Bristol Myers Squibb Co.	3,699,256
58,570	Johnson & Johnson	3,622,554
67,700	Eli Lilly & Co.	2,372,208
66,891	Merck & Co., Inc.	2,410,752
113,754	Pfizer, Inc.	1,991,833
		14,096,603
Plastic Products, NEC - 1.98%
158,500	Newell Rubbermaid, Inc.	2,881,530

Retail-Drug Stores & Proprietary Stores - 2.48%
103,480	CVS Caremark Corp.	3,597,999

Retail-Grocery Stores - 1.94%
125,700	Kroger Co.	2,810,652

Retail-Radio, TV & Consumer Electronics Stores - 1.21%
51,290	Best Buy Co.	1,758,734

Retail-Variety Stores - 3.52%
30,400	Target Corp.	1,827,952
60,900	Wal-Mart Stores, Inc.	3,284,337
		5,112,289
Services-Prepackaged Software - 6.72%
136,000	Microsoft Corp.	3,795,760
115,290	Oracle Corp.	3,608,577
140,300	Symantec Corp. *	2,348,622
		9,752,959
Ship & Boat Building & Repairing - 2.00%
40,970	General Dynamics Corp.	2,907,231

Surgical & Medical Instruments - 2.41%
40,470	3M Co.	3,492,561

Telephone Communications - 1.56%
76,900	AT&T Corp.	2,259,322

Tobacco Products - 2.91%
171,550	Altria Group, Inc.	4,223,561

TOTAL FOR COMMON STOCKS (Cost $101,038,164) - 81.05%		$ 117,700,420

PUT OPTIONS - 0.07%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	S&P 100 Index
60,000	January 2011 Put @ 540.00	108,000

TOTAL FOR PUT OPTIONS (Premiums Paid $353,502) - 0.07%		108,000

SHORT TERM INVESTMENTS (Cost $27,558,881) - 18.98%
27,558,881	Fidelity Institutional Treasury Money Market Fund-Class I .01% **	27,558,881

TOTAL INVESTMENTS (Cost $128,950,547) - 100.11%		$ 145,367,301

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11%)		(156,335)

NET ASSETS - 100.00%		$ 145,210,966

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At December 31, 2010 the net unrealized apprecation on investments, based on cost for federal income tax purposes of $128,950,547 amounted to $16,416,754, which consisted of aggregate gross unrealized appreciation of $18,291,363 and aggregate gross unrealized depreciation of $1,874,609.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$117,700,420	$0	$0	$ 117,700,420
Put Options	$108,000	$0	$0	$ 108,000
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$27,558,881	$0	$0	$27,558,881
Total	$145,367,301	$0	$0	$ 145,367,301

	Forester Discovery Fund
	Schedule of Investments
	December 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 54.71%

Beverage - 2.40%
4,185	Diageo Plc. ADR	$ 311,071

Bottled & Canned Soft Drinks & Carbonated Waters - 2.29%
5,300	Fomento Economico Mexicano SAB de CV	$ 296,376

Cigarettes - 2.48%
5,200	Imperial Tobacco Group Plc. ADR	321,100

Commercial Banks, NEC - 3.66%
6,100	Banco Santander, SA	64,965
3,130	Canadian Imperial Bank of Commerce (Canada)	245,392
2,200	Toronto Dominion Bank	163,482
		473,839
Consumer Discretionary - 1.94%
17,500	Michelin ADR	250,950

Crude Petroleum & Natural Gas - 3.79%
4,000	Eni SPA	174,960
2,640	Royal Dutch Shell A ADR	176,299
2,600	Total SA ADR	139,048
		490,307
Electronic & Other Electrical Equipment (No Computer Equipment) - 5.26%
17,390	Panasonic Corp. ADR *	245,199
3,500	Siemens AG	434,875
		680,074
Food & Kindred Products - 2.26%
9,460	Unilever Plc. ADR	292,125

Household Audio & Video Equipment - 2.60%
9,410	Sony Corp. ADR *	336,031

Insurance Agents, Brokers & Services - 1.05%
11,485	Allianz SE ADR	136,327

Natural Gas Transmission - 1.85%
5,400	National Grid Plc. ADR	239,652

Petroleum Refining - 0.94%
5,100	Statoil ASA ADR	121,227

Pharmaceutical Preparations - 6.52%
5,840	AstraZeneca Plc ADR	269,750
5,395	Novaris AG	318,035
4,900	Teva Pharmaceutical Industries Ltd. ADR	255,437
		843,222
Radio & TV Broadcasting & Communications Equipment - 1.32%
16,975	Nokia Corp. Spon ADR	175,182

Radio Telephone Communications - 1.84%
9,000	Vodafone Group Plc.	237,960

Retail - Grocery Stores - 2.11%
3,700	Delhaize Freres	272,727

Savings Institution, Federally Chartered - 1.23%
3,130	HSBC Holdings Plc. ADR	159,755

Security Brokers, Dealers & Flotation Companies - 1.31%
4,200	Credit Suisse Group AG	169,722

Services-Management Consulting - 2.20%
12,695	Abb Ltd ADR	285,003

Services-Prepackaged Software - 2.08%
5,310	SAP Aktiensesell ADR	268,739

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.87%
1,050	POSCO ADR *	113,075

Telephone Communications (No Radio Telephones) - 4.67%
12,110	BT Group Plc.	345,619
11,270	Nippon Telegraph & Telephone Corp. *	258,534
		604,153

TOTAL FOR COMMON STOCKS (Cost $6,497,984) - 54.71%		$ 7,078,617

SHORT TERM INVESTMENTS - 45.30%
5,860,879	Fidelity Institutional Treasury Money Market Fund-Class I .01%**	5,860,879

TOTAL INVESTMENTS (Cost $12,358,863) - 100.01%		$ 12,939,496

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)		(1,246)

NET ASSETS - 100.00%		$ 12,938,250

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At December 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,358,863 amounted to $580,633, which consisted of aggregate gross unrealized appreciation of $770,716 and aggregate gross unrealized depreciation of $190,083.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,078,617	$0	$0	$7,078,617
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$5,860,879	$0	$0	$5,860,879
Total	$12,939,496	$0	$0	$12,939,496

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date February 25, 2011